UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07562
Morgan Stanley New York Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Quality Municipal Securities
Portfolio of Investments July 31, 2008

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax-Exempt Municipal Bonds (120.2%)
	New York (116.7%)
$2,000	Battery Park City Authority, Ser 2003A	5.00%		11/01/24	$2,047,100
1,705	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00		09/01/34	1,680,482
1,000	Long Island Power Authority, Ser 2006 B	5.00		12/01/35	983,820
2,000	Metropolitan Transportation Authority, Dedicated Tax Fund Refg Ser 2002 A (FSA Insd)	5.25		11/15/24	2,075,380
3,000	Metropolitan Transportation Authority, Transportation Ser 2003 A (FSA Insd)	5.00		11/15/25	3,055,560
1,000	Montgomery County Industrial Development Agency, Hamilton Fulton Montgomery BOCES Ser 2004 A (XLCA Insd)	5.00		07/01/34	985,520
500	Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (MBIA Insd)	5.00		10/01/22	508,990
500	Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (MBIA Insd)	5.00		10/01/23	507,385
1,000	Nassau County Tobacco Settlement Corporation, Ser 2006	0.00	(b)	06/01/26	873,240
1,000	New York City Cultural Resource Trust, Wildlife Conservation Society Ser 2004 (FGIC Insd)	5.00		02/01/34	1,004,630
2,000	New York City Health & Hospitals Corporation, 2003 Ser B (AMBAC Insd)	5.25		02/15/21	2,045,280
2,000	New York City Industrial Development Agency, IAC/Interactive Corp Ser 2005	5.00		09/01/35	1,637,200
1,500	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00		01/01/46	1,424,685
2,000	New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50		01/01/24	1,969,280
1,500	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00		03/01/46	1,412,760
2,000	New York City Municipal Water Finance Authority, 2003 Ser A	5.375		06/15/18	2,117,880
1,000	New York City Transitional Finance Authority, New York, 2004 Ser C (MBIA Insd)	5.00		02/01/21	1,031,740
1,000	New York City Transitional Finance Authority, Refg 2003 Ser D (MBIA Insd)	5.25		02/01/21	1,039,700
2,250	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00		04/01/28	2,337,920
1,500	New York City, 2005 Ser G	5.00		12/01/23	1,532,550
1,000	New York Counties Tobacco Trust IV, Ser 2005 A (c)	5.00		06/01/45	806,790
2,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50		04/01/17	2,227,240
2,500	New York State Dormitory Authority, Catholic Health Long Island — St Francis Hospital Ser 2004	5.10		07/01/34	2,369,225
1,000	New York State Dormitory Authority, Department of Health Ser 2004	5.00		07/01/23	1,024,120
3,000	New York State Dormitory Authority, Hospital - FHA Insured Mtge 2004 Ser A (FSA Insd)	5.25		08/15/19	3,156,450
4,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00		07/01/34	4,023,880
2,000	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00		08/01/29	1,905,060
1,000	New York State Dormitory Authority, New York School Districts 2002 Ser D (MBIA Insd)	5.00		10/01/30	993,310
1,795	New York State Dormitory Authority, New York School Districts 2003 Ser A	5.25		07/01/20	1,888,448
1,000	New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	997,930
1,500	New York State Energy & Research Development Authority, Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA Insd)	9.701	(d)	04/01/20	1,566,315
1,940	New York State Environmental Facilities Corporation, Clean Water Ser 2003 B	5.00		12/15/22	2,004,369
1,000	New York State Mortgage Agency Homeowner Ser 143 (AMT)	4.90		10/01/37	837,290
2,500	New York State Thruway Authority, Personal Income Tax Transportation Ser 2003 A (MBIA Insd)	5.00		03/15/21	2,567,775
1,000	Niagara Falls City School District, Ser 2005 COPs (FSA Insd)	5.00		06/15/28	1,012,700
1,000	Niagara Falls Public Water Authority, Ser 2005 (XLCA Insd)	5.00		07/15/26	1,015,230
1,500	Sales Tax Asset Receivable Corporation, 2005 Ser A (AMBAC Insd)	5.00		10/15/29	1,523,880
1,000	Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00		11/01/28	891,110
1,000	Tobacco Settlement Financing Corporation, State Contingency Ser 2003 B-1C	5.50		06/01/21	1,037,660
1,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 E (MBIA Insd) (a)	5.00		11/15/32	999,295
1,500	Triborough Bridge & Tunnel Authority, Ser 2003 A (AMBAC Insd)	5.00		11/15/28	1,504,725
1,000	TSASC Inc, Tobacco Settlement Ser 2006-1	5.13		06/01/42	832,780
1,000	Westchester Tobacco Asset Securization Corporation, Ser 2005	5.13		06/01/45	824,470

					66,281,154

	Puerto Rico (3.5%)
1,000	Puerto Rico Electric Power Authority, Power Ser DD (FSA Insd)	4.50		07/01/19	999,110
1,000	Puerto Rico, Public Impr Refg Ser 1999	5.25		07/01/16	1,021,050

					2,020,160

	Total Tax-Exempt Municipal Bonds (Cost $69,736,071)				68,301,314

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligations (17.8%)
	New York
2,600	Metropolitan Transportation Authority, Refg Ser 2005 G (Demand 08/01/08)	2.40	(e)	11/01/26	2,600,000
1,100	Nassau County Industrial Development Agency Civic Facility, Cold Spring Harbor Refg Ser 1999 (Demand 08/01/08)	1.32	(e)	01/01/34	1,100,000
720	New York City SubSer H-7 2004 (Demand 08/01/08)	1.05	(e)	11/01/26	720,000
1,100	New York City Municipal Water Finance Authority, 2008 Ser B3 (Demand 08/01/08)	1.30	(e)	06/15/25	1,100,000
2,800	New York City Transitional Finance Authority, 2003 Ser 3E (Demand 08/01/08)	0.45	(e)	11/01/22	2,800,000
600	New York City Transitional Finance Authority, 2003 Ser C2 (Demand 08/01/08)	1.35	(e)	08/01/31	600,000
1,200	New York State Dormitory Authority, Cornell University Ser 1990 B (Demand 08/01/08)	2.90	(e)	07/01/25	1,200,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $10,120,000)				10,120,000

	Total Investments (Cost $79,856,071)				78,421,314

	Floating Rate Notes Related to Securities Held (-4.3%)
(2,440)	Notes with interest rates ranging from 2.23% to 2.49% at July 31, 2008 and contractual maturities of collateral ranging from 04/01/28 to 11/15/32 (f) (Cost ($2,440,000))				(2,440,000)

	Total Net Investments (Cost $77,416,071) (g) (h)			133.7%	75,981,314
	Other Assets in Excess of Liabilites			7.2	4,086,598

	Preferred Shares of Beneficial Interest			(40.9)	(23,250,000)

	Net Assets Applicable to Common Shareholders			100.0%	$56,817,912

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

FHA	Federal Housing Authority.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(c)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts in the amount of $109,752.

(d)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in an inverse floating rate municipal obligations have a total value of $1,566,315 which represents 2.8% of net assets applicable to common shareholders.

(e)	Current coupon of variable rate demand obligation.

(f)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2008, Fund investments with a value of $3,337,215 are held by the Dealer Trusts and serve as collateral for the $2,440,000 in floating rate note obligations outstanding at that date.

(g)	Securities have been designated as collateral in an amount equal to $35,992,301 in connection with open futures contracts and open swap contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

Ambac	Ambac Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

XLCA	XL Capital Assurance Inc.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley New York Quality Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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